OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2017 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file

number                                                      811-01540

AIM Funds Group (Invesco Funds Group)_

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	6/30/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2015

Invesco European Small Company Fund
Nasdaq:
A: ESMAX ■ B: ESMBX ■ C: ESMCX ■ Y: ESMYX

2               Fund Performance

3               Letters to Shareholders

4               Schedule of Investments

6               Financial Statements

8               Notes to Financial Statements

15             Financial Highlights

16             Fund Expenses

17             Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.99%
Class B Shares	5.58
Class C Shares	5.57
Class Y Shares	6.13
MSCI Europe Index▼ (Broad Market Index)*	3.82
MSCI EAFE Index▼ (Former Broad Market Index)*	5.52
MSCI Europe Small Cap Index▼ (Style-Specific Index)	10.70
Lipper European Funds Index■ (Peer Group Index)	6.42

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*The Fund has elected to use the MSCI Europe Index rather than the MSCI EAFE Index as its broad market index because the MSCI Europe Index more closely represents the performance of the types of securities in which the Fund invests.

The MSCI Europe Index captures large and mid-cap representation across 15 developed market countries in Europe. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Europe Small Cap Index is an unmanaged index considered representative of small-cap European stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	10.89%
10 Years	8.84
5 Years	12.88
1 Year	-13.35

Class B Shares
Inception (8/31/00)	10.89%
10 Years	8.81
5 Years	13.09
1 Year	-13.12

Class C Shares
Inception (8/31/00)	10.51%
10 Years	8.65
5 Years	13.34
1 Year	-9.84

Class Y Shares
10 Years	9.65%
5 Years	14.46
1 Year	-8.05

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.41%, 2.16%, 2.16% and 1.16%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.43%, 2.18%, 2.18% and 1.18%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2                             Invesco European Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                             Invesco European Small Company Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–84.48%
Austria–0.90%
Semperit AG Holding	84,281	$3,477,013

Belgium–1.15%
Sioen Industries NV	51,141	853,908
Van de Velde N.V.	62,106	3,568,359
		4,422,267

France–22.87%
Caisse Regionale de Credit Agricole d’Ile-de-France	55,078	4,943,049
Caisse Regionale de Credit Agricole Mutuel Brie Picardie–CCI	94,000	2,599,288
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine–CCI	42,988	5,152,649
Caisse Regionale de Credit Agricole Mutuel Nord de France–CCI	340,844	6,384,690
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes–CCI	17,300	3,234,849
Cegid Group	135,000	5,673,287
Constuctions Industrielles de la Mediterranee S.A.	80,972	7,385,213
GEA	39,000	3,261,375
Gerard Perrier Industrie S.A.	163,600	6,025,134
Linedata Services(a)	486,700	14,424,182
Maisons France Confort S.A.	112,990	4,806,284
Manutan International	93,000	4,420,518
Metropole Television S.A.	151,302	2,940,471
Neurones	231,000	3,842,870
Tessi S.A.	68,094	6,590,274
Total Gabon	8,432	2,393,198
Trigano S.A.	100,188	4,033,834
		88,111,165

Germany–7.18%
CANCOM S.E.	50,310	1,811,609
CENIT AG(a)	463,575	7,882,513
MorphoSys AG(b)	76,912	5,521,028
Nemetschek AG	112,428	3,619,063
Nexus AG	230,566	4,280,400
SMT Scharf AG	89,110	1,591,465
Takkt AG	161,690	2,958,466
		27,664,544

Greece–2.15%
Autohellas S.A.	207,551	2,358,722
Karelia Tobacco Co. Inc. S.A.	7,255	1,660,285
Metka S.A.	547,200	4,279,462
		8,298,469

Ireland–8.98%
CPL Resources PLC	582,792	3,638,953
DCC PLC	58,026	4,558,813

	Shares	Value
Ireland–(continued)
Fyffes PLC	4,410,483	$6,933,941
IFG Group PLC	1,096,500	2,390,178
Origin Enterprises PLC	672,112	5,957,769
Total Produce PLC	8,216,323	11,094,213
		34,573,867

Israel–2.74%
Hilan Ltd.	517,409	5,391,076
Israel Discount Bank–Class A(b)	2,075,000	3,982,668
MIND C.T.I. Ltd.	446,760	1,161,576
		10,535,320

Italy–5.46%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	733,532	11,123,279
El.En. S.p.A.	132,000	5,252,854
Vianini Lavori S.p.A.	615,570	4,660,388
		21,036,521

Norway–7.58%
Bonheur ASA	283,997	2,318,432
Ekornes ASA	505,214	6,122,088
Ganger Rolf ASA	320,785	2,659,671
Kongsberg Gruppen ASA	256,721	4,789,289
Prosafe S.E.	1,335,528	4,633,642
NextGen Tel Holding ASA	789,998	3,829,218
Wilh. Wilhelmsen Holding ASA–Class A	223,153	4,853,194
		29,205,534

Portugal–0.27%
Conduril–Engenharia S.A.	14,192	1,020,653

Romania–3.67%
Banca Transilvania(b)	8,165,400	4,331,847
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	607,000	5,505,669
Transgaz SA Medias	67,441	4,318,940
		14,156,456

Spain–1.41%
Baron de Ley, S.A.(b)	55,000	5,439,528

Switzerland–4.09%
Carlo Gavazzi Holding AG	14,425	3,544,147
Kardex AG	146,348	8,771,038
Kuoni Reisen Holding AG	13,190	3,428,708
		15,743,893

Turkey–1.74%
Yazicilar Holding A.S.–Class A	864,364	6,691,871

United Kingdom–14.29%
Chime Communications PLC	724,538	2,960,013
City of London Investment Group PLC	900,000	4,673,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco European Small Company Fund

	Shares	Value
United Kingdom–(continued)
Clarkson PLC	124,788	$5,366,693
Diploma PLC	222,327	2,822,687
Fairpoint Group PLC	1,852,500	3,653,096
Hargreaves Services PLC	339,000	1,819,070
IG Group Holdings PLC	394,373	4,620,972
Micro Focus International PLC	317,047	6,770,737
SafeStyle UK PLC	1,702,000	5,455,679
Savills PLC	616,600	9,165,450
Tribal Group PLC	1,145,117	2,842,929
Tullett Prebon PLC	540,220	3,114,422
Ultra Electronics Holdings PLC	64,112	1,785,098
		55,050,678
Total Common Stocks & Other Equity Interests (Cost $306,252,271)		325,427,779

	Shares	Value
Money Market Funds–15.23%
Liquid Assets Portfolio–Institutional Class(c)	29,334,625	$29,334,625
Premier Portfolio–Institutional Class(c)	29,334,624	29,334,624
Total Money Market Funds (Cost $58,669,249)		58,669,249
TOTAL INVESTMENTS–99.71% (Cost $364,921,520)		384,097,028
OTHER ASSETS LESS LIABILITIES–0.29%		1,126,728
NET ASSETS–100.00%		$385,223,756

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an affiliated person as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of June 30, 2015 was $22,306,695, which represented 5.79% of the Fund’s Net Assets. See Note 4.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Industrials	25.2%
Information Technology	15.7
Financials	14.2
Consumer Discretionary	10.3
Consumer Staples	8.1
Energy	6.1
Health Care	3.9
Telecommunication Services	1.0
Money Market Funds Plus Other Assets Less Liabilities	15.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Small Company Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $287,019,613)	$303,121,084
Investments in affiliates, at value (Cost $77,901,907)	80,975,944
Total investments, at value (Cost $364,921,520)	384,097,028
Foreign currencies, at value (Cost $1,395,203)	1,390,809
Receivable for:
Fund shares sold	1,760,904
Dividends	1,469,927
Investment for trustee deferred compensation and retirement plans	81,618
Other assets	17,826
Total assets	388,818,112

Liabilities:
Payable for:
Investments purchased	2,908,153
Fund shares reacquired	270,527
Accrued fees to affiliates	198,093
Accrued trustees’ and officers’ fees and benefits	4,843
Accrued other operating expenses	121,409
Trustee deferred compensation and retirement plans	91,331
Total liabilities	3,594,356
Net assets applicable to shares outstanding	$385,223,756

Net assets consist of:
Shares of beneficial interest	$342,398,958
Undistributed net investment income	5,900,427
Undistributed net realized gain	17,778,549
Net unrealized appreciation	19,145,822
$385,223,756

Net Assets:
Class A	$169,413,016
Class B	$2,590,106
Class C	$33,683,756
Class Y	$179,536,878

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	12,929,376
Class B	210,522
Class C	2,733,765
Class Y	13,644,323
Class A:
Net asset value per share	$13.10
Maximum offering price per share
(Net asset value of $13.10 ÷ 94.50%)	$13.86
Class B:
Net asset value and offering price per share	$12.30
Class C:
Net asset value and offering price per share	$12.32
Class Y:
Net asset value and offering price per share	$13.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Small Company Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,013,316)	$6,693,199
Dividends from affiliates	481,973
Total investment income	7,175,172

Expenses:
Advisory fees	1,581,329
Administrative services fees	46,623
Custodian fees	79,533
Distribution fees:
Class A	202,485
Class B	13,245
Class C	158,310
Transfer agent fees	295,744
Trustees’ and officers’ fees and benefits	12,393
Other	113,993
Total expenses	2,503,655
Less: Fees waived and expense offset arrangement(s)	(14,218)
Net expenses	2,489,437
Net investment income	4,685,735

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	6,220,708
Foreign currencies	(6,492)
6,214,216
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,974,726
Foreign currencies	(25)
6,974,701
Net realized and unrealized gain	13,188,917
Net increase in net assets resulting from operations	$17,874,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$4,685,735	$9,438,932
Net realized gain	6,214,216	41,318,618
Change in net unrealized appreciation (depreciation)	6,974,701	(82,685,624)
Net increase (decrease) in net assets resulting from operations	17,874,652	(31,928,074)

Distributions to shareholders from net investment income:
Class A	—	(3,787,104)
Class B	—	(35,980)
Class C	—	(425,925)
Class Y	—	(3,218,418)
Total distributions from net investment income	—	(7,467,427)

Distributions to shareholders from net realized gains:
Class A	—	(15,612,360)
Class B	—	(275,650)
Class C	—	(3,263,075)
Class Y	—	(11,303,522)
Total distributions from net realized gains	—	(30,454,607)

Share transactions–net:
Class A	(13,109,144)	(101,634,479)
Class B	(483,154)	(1,828,646)
Class C	(2,084,496)	(10,214,729)
Class Y	31,174,230	(118,118,178)
Net increase (decrease) in net assets resulting from share transactions	15,497,436	(231,796,032)
Net increase (decrease) in net assets	33,372,088	(301,646,140)

Net assets:
Beginning of period	351,851,668	653,497,808
End of period (includes undistributed net investment income of $5,900,427 and $1,214,692, respectively)	$385,223,756	$351,851,668

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the open of business on November 19, 2014, the Fund is permitting limited public sales of its shares to certain investors.

8                         Invesco European Small Company Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9                         Invesco European Small Company Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco European Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $13,584.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $36,498 in front-end sales commissions from the sale of Class A shares and $13,338, $609 and $244 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco European Small Company Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $18,580,500 and from Level 2 to Level 1 of $25,644,962 due to foreign fair value adjustments. Additionally, there were transfers from Level 1 to Level 3 of $8,298,469 due to securities not trading in an active market.

	Level 1	Level 2	Level 3	Total
Austria	$3,477,013	$—	$—	$3,477,013
Belgium	4,422,267	—	—	4,422,267
France	88,111,165	—	—	88,111,165
Germany	26,073,079	1,591,465	—	27,664,544
Greece	—	—	8,298,469	8,298,469
Ireland	34,573,867	—	—	34,573,867
Israel	10,535,320	—	—	10,535,320
Italy	21,036,521	—	—	21,036,521
Norway	24,416,245	4,789,289	—	29,205,534
Portugal	1,020,653	—	—	1,020,653
Romania	14,156,456	—	—	14,156,456
Spain	5,439,528	—	—	5,439,528
Switzerland	3,544,147	12,199,746	—	15,743,893
Turkey	6,691,871	—	—	6,691,871
United Kingdom	43,658,969	11,391,709	—	55,050,678
United States	58,669,249	—	—	58,669,249
Total Investments	$345,826,350	$29,972,209	$8,298,469	$384,097,028

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended June 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 06/30/15	Interest/ Dividend Income
CENIT AG	$6,613,861	$—	$—	$1,268,652	$—	$7,882,513	$473,250
Linedata Services	13,192,331	—	—	1,231,851	—	14,424,182	—
Total	$19,806,192	$—	$—	$2,500,503	$—	$22,306,695	$473,250

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $634.

12                         Invesco European Small Company Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $26,894,835 and $54,232,163, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$57,655,252
Aggregate unrealized (depreciation) of investment securities	(39,286,442)
Net unrealized appreciation of investment securities	$18,368,810

Cost of investments for tax purposes is $365,728, 218.

13                         Invesco European Small Company Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,043,749	$26,756,067	171,206	$2,315,482
Class B	9,096	113,656	2,691	37,777
Class C	380,053	4,701,893	10,795	136,553
Class Y	6,230,818	80,278,243	4,888,149	67,521,219

Issued as reinvestment of dividends:
Class A		—	1,453,648	17,850,801
Class B	—	—	23,882	276,556
Class C	—	—	298,929	3,467,581
Class Y	—	—	1,030,082	12,690,602

Automatic conversion of Class B shares to Class A shares:
Class A	23,814	298,552	64,307	962,022
Class B	(25,308)	(298,552)	(68,207)	(962,022)

Reacquired:
Class A	(3,202,623)	(40,163,763)	(8,407,365)	(122,762,784)
Class B	(25,484)	(298,258)	(83,323)	(1,180,957)
Class C	(577,857)	(6,786,389)	(1,030,443)	(13,818,863)
Class Y	(3,955,114)	(49,104,013)	(13,885,483)	(198,329,999)
Net increase (decrease) in share activity	901,144	$15,497,436	(15,531,132)	$(231,796,032)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco European Small Company Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$12.36	$0.17		$0.57	$0.74	$—	$—	$—	$13.10	5.99%	$169,413	1.49	%(e)	1.50	%(e)	2.72	%(e)	8%
Year ended 12/31/14	14.85	0.26	(f)	(1.31)	(1.05)	(0.28)	(1.16)	(1.44)	12.36	(7.02)	173,809	1.39		1.41		1.72	(f)	14
Year ended 12/31/13	11.56	0.12		3.48	3.60	(0.07)	(0.24)	(0.31)	14.85	31.18	308,622	1.46		1.49		0.88		9
Year ended 12/31/12	9.33	0.17		2.70	2.87	(0.15)	(0.49)	(0.64)	11.56	31.04	91,980	1.69		1.70		1.57		18
Year ended 12/31/11	11.51	0.18		(1.57)	(1.39)	(0.46)	(0.33)	(0.79)	9.33	(12.24)	71,829	1.66		1.67		1.59		20
Year ended 12/31/10	9.88	0.15		1.68	1.83	(0.20)	—	(0.20)	11.51	18.55	100,142	1.70		1.71		1.42		21
Class B
Six months ended 06/30/15	11.65	0.12		0.53	0.65	—	—	—	12.30	5.58	2,590	2.24	(e)	2.25	(e)	1.97	(e)	8
Year ended 12/31/14	14.05	0.14	(f)	(1.23)	(1.09)	(0.15)	(1.16)	(1.31)	11.65	(7.71)	2,938	2.14		2.16		0.97	(f)	14
Year ended 12/31/13	10.99	0.02		3.29	3.31	(0.01)	(0.24)	(0.25)	14.05	30.14	5,299	2.21		2.24		0.13		9
Year ended 12/31/12	8.89	0.08		2.58	2.66	(0.07)	(0.49)	(0.56)	10.99	30.14	6,738	2.44		2.45		0.82		18
Year ended 12/31/11	10.85	0.09		(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.89	(12.94)	8,191	2.41		2.42		0.84		20
Year ended 12/31/10	9.35	0.07		1.59	1.66	(0.16)	—	(0.16)	10.85	17.76	13,621	2.45		2.46		0.67		21
Class C
Six months ended 06/30/15	11.66	0.12		0.54	0.66	—	—	—	12.32	5.66	33,684	2.24	(e)	2.25	(e)	1.97	(e)	8
Year ended 12/31/14	14.07	0.14	(f)	(1.24)	(1.10)	(0.15)	(1.16)	(1.31)	11.66	(7.78)	34,195	2.14		2.16		0.97	(f)	14
Year ended 12/31/13	11.00	0.02		3.30	3.32	(0.01)	(0.24)	(0.25)	14.07	30.20	51,379	2.21		2.24		0.13		9
Year ended 12/31/12	8.90	0.08		2.58	2.66	(0.07)	(0.49)	(0.56)	11.00	30.11	15,198	2.44		2.45		0.82		18
Year ended 12/31/11	10.86	0.09		(1.48)	(1.39)	(0.24)	(0.33)	(0.57)	8.90	(12.93)	12,765	2.41		2.42		0.84		20
Year ended 12/31/10	9.36	0.07		1.59	1.66	(0.16)	—	(0.16)	10.86	17.74	18,801	2.45		2.46		0.67		21
Class Y
Six months ended 06/30/15	12.39	0.19		0.58	0.77	—	—	—	13.16	6.21	179,537	1.24	(e)	1.25	(e)	2.97	(e)	8
Year ended 12/31/14	14.90	0.30	(f)	(1.32)	(1.02)	(0.33)	(1.16)	(1.49)	12.39	(6.81)	140,910	1.14		1.16		1.97	(f)	14
Year ended 12/31/13	11.59	0.16		3.48	3.64	(0.09)	(0.24)	(0.33)	14.90	31.44	288,198	1.21		1.24		1.13		9
Year ended 12/31/12	9.35	0.20		2.71	2.91	(0.18)	(0.49)	(0.67)	11.59	31.38	27,785	1.44		1.45		1.82		18
Year ended 12/31/11	11.54	0.21		(1.57)	(1.36)	(0.50)	(0.33)	(0.83)	9.35	(12.01)	13,842	1.41		1.42		1.84		20
Year ended 12/31/10	9.90	0.17		1.69	1.86	(0.22)	—	(0.22)	11.54	18.89	16,609	1.45		1.46		1.67		21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $163,331, $2,671, $31,924 and $145,631 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.18 and 1.23%, $0.07 and 0.48%, $0.07 and 0.48%, $0.22 and 1.48% for Class A, Class B, Class C and Class Y shares, respectively.

15                         Invesco European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,059.90	$7.61	$1,017.41	$7.45	1.49%
B	1,000.00	1,055.80	11.42	1,013.69	11.18	2.24
C	1,000.00	1,055.70	11.42	1,013.69	11.18	2.24
Y	1,000.00	1,061.30	6.34	1,018.65	6.21	1.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco European Small Company Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper European Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the

17                         Invesco European Small Company Fund

Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. Finally, the Board noted that the Fund has higher exposure to small capitalization stocks than its peers, which generally requires more research by portfolio managers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco European Small Company Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                        ESC-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders		June 30, 2015
Invesco Global Core Equity Fund
Nasdaq:
A: AWSAX ■ B: AWSBX ■ C: AWSCX ■ R: AWSRX ■ Y: AWSYX ■ R5: AWSIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.66%
Class B Shares	3.22
Class C Shares	3.21
Class R Shares	3.44
Class Y Shares	3.74
Class R5 Shares	3.76
MSCI World Index▼ (Broad Market/Style-Specific Index)	2.63
Lipper Global Large-Cap Core Funds Index■ (Peer Group Index)	1.79
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.04% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (12/29/00)	4.85%
10 Years	3.15
5 Years	8.12
1 Year	-6.10
Class B Shares
Inception (12/29/00)	4.86%
10 Years	3.21
5 Years	8.46
1 Year	-5.72
Class C Shares
Inception (12/29/00)	4.51%
10 Years	2.95
5 Years	8.53
1 Year	-2.21
Class R Shares
10 Years	3.47%
5 Years	9.07
1 Year	-0.83
Class Y Shares
10 Years	3.90%
5 Years	9.61
1 Year	-0.32
Class R5 Shares
10 Years	4.21%
5 Years	9.76
1 Year	-0.26

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2 Invesco Global Core Equity Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                               Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.62%
Canada–1.23%
Toronto-Dominion Bank (The)	155,944	$6,623,374
Vermilion Energy, Inc.	150,981	6,522,602
		13,145,976

China–0.48%
Baidu, Inc.–ADR(a)	25,943	5,164,732

Finland–1.48%
Sampo Oyj–Class A	334,407	15,784,956

France–7.72%
Casino Guichard-Perrachon S.A.	166,872	12,642,932
Danone	388,435	25,115,760
LVMH Moet Hennessy Louis Vuitton S.E.	77,800	13,632,291
Orange S.A.	526,289	8,144,332
Publicis Groupe S.A.	234,532	17,323,536
Rexel S.A.	356,362	5,754,294
		82,613,145

Ireland–1.74%
Shire PLC–ADR	77,091	18,616,706

Israel–0.71%
Teva Pharmaceutical Industries Ltd.–ADR	128,340	7,584,894

Japan–8.65%
Asahi Group Holdings, Ltd.	309,529	9,843,477
FANUC Corp.	32,400	6,613,516
Hitachi, Ltd.	1,767,000	11,647,186
Honda Motor Co., Ltd.	123,300	3,990,629
KDDI Corp.	523,200	12,581,344
Komatsu Ltd.	825,100	16,532,774
Mitsubishi UFJ Financial Group, Inc.	2,038,731	14,587,213
ORIX Corp.	268,200	4,003,739
Toyota Motor Corp.	190,200	12,719,247
		92,519,125

Netherlands–5.73%
GrandVision N.V.(a)(b)	527,881	13,071,385
Koninklijke Ahold N.V.	545,964	10,268,120
Koninklijke DSM N.V.	231,264	13,446,017
Koninklijke Philips N.V.	536,495	13,694,804
Randstad Holding N.V.	165,469	10,819,286
		61,299,612

Sweden–0.71%
Sandvik AB	683,372	7,556,379

Switzerland–4.93%
ABB Ltd.	841,454	17,622,921
Roche Holding AG	72,814	20,443,877
Sunrise Communications Group AG(a)(b)	73,030	6,104,711

	Shares	Value
Switzerland–(continued)
TE Connectivity Ltd.	133,419	$8,578,842
		52,750,351

Taiwan–1.41%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,353,000	15,099,121

United Kingdom–11.15%
British American Tobacco PLC	145,849	7,838,631
Diageo PLC	715,949	20,753,436
Kingfisher PLC	2,821,815	15,372,926
Liberty Global PLC–Series A(a)	200,773	10,855,796
Liberty Global PLC–Series C(a)	315,768	15,987,334
Rio Tinto PLC	280,450	11,535,016
SABMiller PLC	122,675	6,360,103
Standard Chartered PLC	686,934	10,998,876
Vodafone Group PLC–ADR	535,300	19,511,685
		119,213,803

United States–53.68%
Aaron’s Inc.	252,066	9,127,310
AbbVie Inc.	160,783	10,803,010
ACE Ltd.	89,139	9,063,653
Allergan PLC(a)	69,164	20,988,507
American Express Co.	394,354	30,649,193
Amphenol Corp.–Class A	162,800	9,437,516
Apple Inc.	64,205	8,052,912
Archer-Daniels-Midland Co.	175,582	8,466,564
Berkshire Hathaway Inc.–Class A(a)	136	27,859,600
Cabot Oil & Gas Corp.	190,261	6,000,832
Celgene Corp.(a)	152,114	17,604,914
Cisco Systems, Inc.	285,439	7,838,155
Coca-Cola Co. (The)	300,000	11,769,000
Comcast Corp.–Class A	175,885	10,577,724
Concho Resources Inc.(a)	54,969	6,258,770
Core Laboratories N.V.	47,744	5,444,726
Dick’s Sporting Goods, Inc.	141,804	7,341,193
Eaton Corp. PLC	143,788	9,704,252
Eli Lilly and Co.	213,341	17,811,840
EMC Corp.	583,792	15,406,271
EOG Resources, Inc.	141,596	12,396,730
Express Scripts Holding Co.(a)	97,096	8,635,718
First Republic Bank	405,956	25,587,407
GameStop Corp.–Class A	208,962	8,977,007
General Electric Co.	785,111	20,860,399
Google Inc.–Class C(a)	37,067	19,293,744
Halliburton Co.	206,702	8,902,655
HCA Holdings, Inc.(a)	109,951	9,974,755
Hertz Global Holdings, Inc.(a)	494,808	8,965,921
International Business Machines Corp.	163,042	26,520,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Core Equity Fund

	Shares	Value
United States–(continued)
Las Vegas Sands Corp.	107,845	$5,669,412
Linear Technology Corp.	187,949	8,312,984
ManpowerGroup Inc.	99,677	8,909,130
Marsh & McLennan Cos., Inc.	222,609	12,621,930
Microsoft Corp.	153,766	6,788,769
Moody’s Corp.	182,833	19,738,651
Mylan N.V.(a)	124,863	8,473,203
Northern Trust Corp.	229,426	17,541,912
Philip Morris International Inc.	144,029	11,546,805
Priceline Group Inc. (The)(a)	7,510	8,646,789
Progressive Corp. (The)	820,932	22,846,538

	Shares	Value
United States–(continued)
QUALCOMM, Inc.	319,597	$20,016,360
ResMed Inc.	153,910	8,675,907
Rite Aid Corp.(a)	1,419,564	11,853,359
Wal-Mart Stores, Inc.	30,470	2,161,237
		574,123,676
TOTAL INVESTMENTS–99.62% (Cost $1,007,972,533)		1,065,472,476
OTHER ASSETS LESS LIABILITIES–0.38%		4,110,763
NET ASSETS–100.00%		$1,069,583,239

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2015 was $19,176,096, which represented 1.79% of the Fund’s Net Assets.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2015

Financials	20.4%
Information Technology	15.2
Consumer Discretionary	14.3
Health Care	14.0
Consumer Staples	13.0
Industrials	11.9
Telecommunication Services	4.3
Energy	4.2
Materials	2.3
Other Assets Less Liabilities	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,007,972,533)	$1,065,472,476
Foreign currencies, at value (Cost $2,298,270)	2,295,165
Receivable for:
Investments sold	46,294
Fund shares sold	261,037
Dividends	3,966,348
Investment for trustee deferred compensation and retirement plans	210,401
Other assets	51,892
Total assets	1,072,303,613

Liabilities:
Payable for:
Fund shares reacquired	847,737
Amount due custodian	463,387
Accrued fees to affiliates	949,042
Accrued trustees’ and officers’ fees and benefits	6,410
Accrued other operating expenses	157,527
Trustee deferred compensation and retirement plans	296,271
Total liabilities	2,720,374
Net assets applicable to shares outstanding	$1,069,583,239

Net assets consist of:
Shares of beneficial interest	$1,011,182,090
Undistributed net investment income	7,360,670
Undistributed net realized gain (loss)	(6,434,702)
Net unrealized appreciation	57,475,181
$1,069,583,239

Net Assets:
Class A	$913,531,387
Class B	$27,074,031
Class C	$107,204,505
Class R	$925,045
Class Y	$20,651,613
Class R5	$196,658

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	64,575,083
Class B	2,011,775
Class C	7,947,386
Class R	65,464
Class Y	1,458,705
Class R5	13,712
Class A:
Net asset value per share	$14.15
Maximum offering price per share
(Net asset value of $14.15 ÷ 94.50%)	$14.97
Class B:
Net asset value and offering price per share	$13.46
Class C:
Net asset value and offering price per share	$13.49
Class R:
Net asset value and offering price per share	$14.13
Class Y:
Net asset value and offering price per share	$14.16
Class R5:
Net asset value and offering price per share	$14.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,132,036)	$14,295,975

Expenses:
Advisory fees	4,224,934
Administrative services fees	138,318
Custodian fees	86,076
Distribution fees:
Class A	1,166,052
Class B	149,987
Class C	551,205
Class R	2,206
Transfer agent fees — A, B, C, R and Y	1,161,436
Transfer agent fees — R5	122
Trustees’ and officers’ fees and benefits	19,197
Other	189,323
Total expenses	7,688,856
Less: Fees waived and expense offset arrangement(s)	(8,552)
Net expenses	7,680,304
Net investment income	6,615,671

Realized and unrealized gain from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $361,627)	17,509,823
Foreign currencies	132,678
17,642,501
Change in net unrealized appreciation of:
Investment securities	14,953,599
Foreign currencies	163,796
15,117,395
Net realized and unrealized gain	32,759,896
Net increase in net assets resulting from operations	$39,375,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$6,615,671	$11,259,171
Net realized gain	17,642,501	231,637,039
Change in net unrealized appreciation (depreciation)	15,117,395	(237,775,864)
Net increase in net assets resulting from operations	39,375,567	5,120,346

Distributions to shareholders from net investment income:
Class A	—	(10,354,486)
Class B	—	(98,319)
Class C	—	(341,925)
Class R	—	(6,559)
Class Y	—	(288,362)
Class R5	—	(8,185)
Total distributions from net investment income	—	(11,097,836)

Distributions to shareholders from net realized gains:
Class A	—	(96,456,763)
Class B	—	(3,472,967)
Class C	—	(12,078,006)
Class R	—	(81,021)
Class Y	—	(2,153,131)
Class R5	—	(56,570)
Total distributions from net realized gains	—	(114,298,458)

Share transactions–net:
Class A	(55,239,963)	(41,539,834)
Class B	(5,854,764)	(9,488,550)
Class C	(7,963,627)	(8,976,808)
Class R	88,498	10,707
Class Y	(1,244,645)	6,545,331
Class R5	(174,286)	(91,940)
Net increase (decrease) in net assets resulting from share transactions	(70,388,787)	(53,541,094)
Net increase (decrease) in net assets	(31,013,220)	(173,817,042)

Net assets:
Beginning of period	1,100,596,459	1,274,413,501
End of period (includes undistributed net investment income of $7,360,670 and $744,999, respectively)	$1,069,583,239	$1,100,596,459

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective

8                         Invesco Global Core Equity Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

9                         Invesco Global Core Equity Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

10                         Invesco Global Core Equity Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.77%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $6,554.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are detailed in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $31,388 in front-end sales commissions from the sale of Class A shares and $295, $6,612 and $152 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

11                         Invesco Global Core Equity Fund

For the six months ended June 30, 2015, the Fund incurred $879 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $164,871,519 and from Level 2 to Level 1 of $35,288,994, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Canada	$13,145,976	$—	$—	$13,145,976
China	5,164,732	—	—	5,164,732
Finland	—	15,784,956	—	15,784,956
France	51,390,983	31,222,162	—	82,613,145
Ireland	18,616,706	—	—	18,616,706
Israel	7,584,894	—	—	7,584,894
Japan	25,481,292	67,037,833	—	92,519,125
Netherlands	—	61,299,612	—	61,299,612
Sweden	7,556,379	—	—	7,556,379
Switzerland	32,306,474	20,443,877	—	52,750,351
Taiwan	—	15,099,121	—	15,099,121
United Kingdom	57,353,691	61,860,112	—	119,213,803
United States	574,123,676	—	—	574,123,676
Total Investments	$792,724,803	$272,747,673	$—	$1,065,472,476

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2015, the Fund engaged in securities sales of $1,557,500, which resulted in net realized gains of $361,627.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,998.

12                         Invesco Global Core Equity Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$17,488,979	$—	$17,488,979
December 31, 2017	10,100,198	—	10,100,198
	$27,589,177	$—	$27,589,177

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $376,007,056 and $435,030,898, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,470,667
Aggregate unrealized (depreciation) of investment securities	(46,245,757)
Net unrealized appreciation of investment securities	$57,224,910

Cost of investments for tax purposes is $1,008,247,566.

13                         Invesco Global Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	875,704	$12,401,872	1,414,943	$21,709,785
Class B	13,582	183,070	16,081	234,995
Class C	108,792	1,475,906	183,386	2,710,795
Class R	9,320	130,812	5,150	78,352
Class Y	194,903	2,763,990	729,591	11,389,011
Class R5	1,210	17,303	7,955	124,009

Issued as reinvestment of dividends:
Class A	—	—	7,371,671	98,411,825
Class B	—	—	268,943	3,429,026
Class C	—	—	887,752	11,345,476
Class R	—	—	6,560	87,579
Class Y	—	—	157,098	2,095,691
Class R5	—	—	4,605	62,162

Automatic conversion of Class B shares to Class A shares:
Class A	207,691	2,965,605	438,903	6,768,594
Class B	(217,958)	(2,965,605)	(459,292)	(6,768,594)

Reacquired:
Class A	(4,993,300)	(70,607,440)	(10,926,368)	(168,430,038)
Class B	(227,055)	(3,072,229)	(434,089)	(6,383,977)
Class C	(699,595)	(9,439,533)	(1,558,112)	(23,033,079)
Class R	(3,005)	(42,314)	(10,038)	(155,224)
Class Y	(285,268)	(4,008,635)	(453,002)	(6,939,371)
Class R5	(13,696)	(191,589)	(19,403)	(278,111)
Net increase (decrease) in share activity	(5,028,675)	$(70,388,787)	(2,367,666)	$(53,541,094)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Global Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$13.65	$0.09	$0.41	$0.50	$—	$—	$—	$14.15	3.66%	$913,531	1.31	%(e)	1.31	%(e)	1.30	%(e)	35%
Year ended 12/31/14	15.36	0.16	(0.14)	0.02	(0.17)	(1.56)	(1.73)	13.65	0.38	934,893	1.29		1.29		1.03		122
Year ended 12/31/13	12.76	0.22	2.61	2.83	(0.23)	—	(0.23)	15.36	22.28	1,077,776	1.27		1.30		1.61		33
Year ended 12/31/12	11.49	0.21	1.30	1.51	(0.24)	(0.00)	(0.24)	12.76	13.22	1,038,232	1.25		1.34		1.77		23
Year ended 12/31/11	13.12	0.17	(1.63)	(1.46)	(0.17)	—	(0.17)	11.49	(11.21)	1,195,593	1.26		1.35		1.42		104
Year ended 12/31/10	12.36	0.10	0.74	0.84	(0.08)	—	(0.08)	13.12	6.85	55,730	1.78		1.78		0.84		35
Class B
Six months ended 06/30/15	13.03	0.04	0.39	0.43	—	—	—	13.46	3.38	27,074	2.06	(e)	2.06	(e)	0.55	(e)	35
Year ended 12/31/14	14.73	0.04	(0.14)	(0.10)	(0.04)	(1.56)	(1.60)	13.03	(0.40)	31,846	2.04		2.04		0.28		122
Year ended 12/31/13	12.25	0.15	2.49	2.64	(0.16)	—	(0.16)	14.73	21.63	44,937	1.77		2.05		1.11		33
Year ended 12/31/12	11.03	0.17	1.25	1.42	(0.20)	(0.00)	(0.20)	12.25	12.94	56,813	1.52		2.09		1.50		23
Year ended 12/31/11	12.63	0.13	(1.59)	(1.46)	(0.14)	—	(0.14)	11.03	(11.60)	114,607	1.55		2.10		1.13		104
Year ended 12/31/10	11.95	0.01	0.71	0.72	(0.04)	—	(0.04)	12.63	6.03	9,509	2.53		2.53		0.09		35
Class C
Six months ended 06/30/15	13.07	0.04	0.38	0.42	—	—	—	13.49	3.21	107,205	2.06	(e)	2.06	(e)	0.55	(e)	35
Year ended 12/31/14	14.76	0.04	(0.13)	(0.09)	(0.04)	(1.56)	(1.60)	13.07	(0.33)	111,552	2.04		2.04		0.28		122
Year ended 12/31/13	12.27	0.11	2.50	2.61	(0.12)	—	(0.12)	14.76	21.32	133,181	2.02		2.05		0.86		33
Year ended 12/31/12	11.04	0.12	1.24	1.36	(0.13)	(0.00)	(0.13)	12.27	12.40	134,387	2.00		2.09		1.02		23
Year ended 12/31/11	12.63	0.08	(1.56)	(1.48)	(0.11)	—	(0.11)	11.04	(11.82)	177,330	2.01		2.10		0.67		104
Year ended 12/31/10	11.96	0.01	0.70	0.71	(0.04)	—	(0.04)	12.63	5.95	11,042	2.53		2.53		0.09		35
Class R
Six months ended 06/30/15	13.65	0.07	0.41	0.48	—	—	—	14.13	3.52	925	1.56	(e)	1.56	(e)	1.05	(e)	35
Year ended 12/31/14	15.35	0.12	(0.13)	(0.01)	(0.13)	(1.56)	(1.69)	13.65	0.17	807	1.54		1.54		0.78		122
Year ended 12/31/13	12.76	0.19	2.59	2.78	(0.19)	—	(0.19)	15.35	21.89	882	1.52		1.55		1.36		33
Year ended 12/31/12	11.48	0.18	1.30	1.48	(0.20)	(0.00)	(0.20)	12.76	12.98	794	1.50		1.59		1.52		23
Year ended 12/31/11(f)	13.30	0.09	(1.80)	(1.71)	(0.11)	—	(0.11)	11.48	(12.89)	661	1.50	(g)	1.59	(g)	1.18	(g)	104
Class Y
Six months ended 06/30/15	13.64	0.11	0.41	0.52	—	—	—	14.16	3.81	20,652	1.06	(e)	1.06	(e)	1.55	(e)	35
Year ended 12/31/14	15.35	0.20	(0.14)	0.06	(0.21)	(1.56)	(1.77)	13.64	0.65	21,136	1.04		1.04		1.28		122
Year ended 12/31/13	12.76	0.26	2.60	2.86	(0.27)	—	(0.27)	15.35	22.51	17,125	1.02		1.05		1.86		33
Year ended 12/31/12	11.49	0.24	1.31	1.55	(0.28)	(0.00)	(0.28)	12.76	13.53	16,646	1.00		1.09		2.02		23
Year ended 12/31/11	13.11	0.20	(1.63)	(1.43)	(0.19)	—	(0.19)	11.49	(10.99)	24,711	1.01		1.10		1.67		104
Year ended 12/31/10	12.36	0.13	0.74	0.87	(0.12)	—	(0.12)	13.11	7.05	689	1.53		1.53		1.09		35
Class R5
Six months ended 06/30/15	13.81	0.12	0.41	0.53	—	—	—	14.34	3.84	197	0.95	(e)	0.95	(e)	1.66	(e)	35
Year ended 12/31/14	15.52	0.22	(0.14)	0.08	(0.23)	(1.56)	(1.79)	13.81	0.76	362	0.94		0.94		1.38		122
Year ended 12/31/13	12.90	0.28	2.62	2.90	(0.28)	—	(0.28)	15.52	22.60	513	0.95		0.95		1.93		33
Year ended 12/31/12	11.61	0.25	1.32	1.57	(0.28)	(0.00)	(0.28)	12.90	13.59	275	0.96		0.96		2.06		23
Year ended 12/31/11	13.21	0.20	(1.61)	(1.41)	(0.19)	—	(0.19)	11.61	(10.76)	290	0.96		0.96		1.72		104
Year ended 12/31/10	12.45	0.17	0.75	0.92	(0.16)	—	(0.16)	13.21	7.45	30	1.23		1.23		1.38		35

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years December 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $1,736,154,552 and sold of $1,280,761,748 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Dividend Growth Securities Fund, Invesco Global Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $940,572, $30,246, $111,155, $890, $20,932 and $245 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	Commencement date of May 23, 2011.
(g)	Annualized.

15                         Invesco Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,036.60	$6.62	$1,018.30	$6.56	1.31%
B	1,000.00	1,032.20	10.38	1,014.58	10.29	2.06
C	1,000.00	1,032.10	10.38	1,014.58	10.29	2.06
R	1,000.00	1,034.40	7.87	1,017.06	7.80	1.56
Y	1,000.00	1,037.40	5.35	1,019.54	5.31	1.06
R5	1,000.00	1,037.60	4.80	1,020.08	4.76	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports form the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and in the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

17                         Invesco Global Core Equity Fund

performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the portfolio management team had been reorganized in February 2014. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the

Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco Global Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334 GCE-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015
Invesco International Small Company Fund
Nasdaq:
A: IEGAX ¡ B: IEGBX ¡ C: IEGCX ¡ Y: IEGYX ¡ R5: IEGIX ¡ R6: IEGFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.03%
Class B Shares	0.68
Class C Shares	0.68
Class Y Shares	1.25
Class R5 Shares	1.26
Class R6 Shares	1.31
MSCI All Country World ex-U.S. Small Cap Index▼ (Broad Market Index)*	8.32
MSCI EAFE Index▼ (Former Broad Market Index)*	5.52
MSCI All Country World ex-U.S. Small Cap Growth Index▼ (Style-Specific Index)*	9.97
MSCI World ex-U.S. Small Cap Index▼ (Former Style-Specific)*	8.36
Lipper International Small/Mid-Cap Growth Funds Index■ (Peer Group Index)	10.16

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*  The Fund has elected to use the MSCI All Country World ex-U.S. Small Cap Index to represent its broad market index rather than the MSCI EAFE Index because the MSCI All Country World ex-U.S. Small Cap Index more closely reflects the performance of the types of securities in which the Fund invests. The Fund has elected to use the MSCI All Country World ex-U.S. Small Cap Growth Index to represent its style-specific index rather than the MSCI World ex-U.S. Small Cap Index because the MSCI All Country World ex-U.S. Small Cap Growth Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI All Country World ex-U.S. Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Small Cap Growth Index represents the performance of small-cap growth stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World ex-U.S. Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets, excluding those of the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Small/Mid-Cap Growth Funds Index is an unmanaged index considered representative of international small/mid-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	9.37%
10 Years	7.85
5 Years	8.65
1 Year	-15.79
Class B Shares
Inception (8/31/00)	9.37%
10 Years	7.81
5 Years	8.76
1 Year	-15.59
Class C Shares
Inception (8/31/00)	9.00%
10 Years	7.66
5 Years	9.05
1 Year	-12.31
Class Y Shares
10 Years	8.66%
5 Years	10.15
1 Year	-10.59
Class R5 Shares
10 Years	8.90%
5 Years	10.28
1 Year	-10.57
Class R6 Shares
10 Years	8.59%
5 Years	10.14
1 Year	-10.47

2                             Invesco International Small Company Fund

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.46%, 2.21%, 2.21%, 1.21%, 1.14% and 1.05%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.47%, 2.22%, 2.22%, 1.22%, 1.15% and 1.06%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3 Invesco International Small Company Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco International Small Company Fund

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.81%
Brazil–8.74%
Diagnosticos da America S.A.	900,700	$2,937,349
Duratex S.A.	1,342,000	3,142,109
Fleury S.A.	1,892,000	11,056,392
Totvs S.A.	534,100	6,697,507
Wilson Sons Ltd.–BDR	945,700	9,459,129
		33,292,486

Canada–16.98%
Brookfield Real Estate Services, Inc.	375,300	4,516,944
Calian Technologies Ltd.	367,000	5,436,819
Cequence Energy Ltd.(a)	4,373,000	2,696,357
COM DEV International Ltd.	1,755,900	8,113,023
Dorel Industries Inc.–Class B	134,355	3,594,491
Epsilon Energy Ltd.(a)	1,204,800	3,309,148
Hammond Power Solutions Inc.	249,800	1,400,224
Major Drilling Group International Inc.	573,284	2,869,174
Onex Corp.	105,799	5,855,036
Paramount Resources Ltd.–Class A(a)	237,026	5,447,346
Total Energy Services Inc.	722,190	8,819,184
TransGlobe Energy Corp.	1,895,422	7,558,618
Trilogy Energy Corp.	154,797	700,355
Wi-LAN Inc.	1,889,700	4,373,185
		64,689,904

Egypt–1.42%
Eastern Tobacco	192,320	5,415,613

France–5.70%
Caisse Regionale de Credit Agricole Mutuel Nord de France–CCI	206,000	3,858,792
Constuctions Industrielles de la Mediterranee S.A.	25,804	2,353,505
Metropole Television S.A.	330,758	6,428,100
Precia S.A.(b)	35,321	4,410,886
Vicat S.A.	68,300	4,679,694
		21,730,977

Germany–5.14%
CTS Eventim AG & Co. KGaA	151,000	5,506,377
MorphoSys AG(a)	156,102	11,205,579
Takkt AG	157,000	2,872,653
		19,584,609

Greece–0.82%
Metka S.A.	397,000	3,104,799

Hong Kong–2.65%
First Pacific Co. Ltd.	11,988,000	10,114,498

Ireland–5.18%
DCC PLC	189,095	14,856,249

	Shares	Value
Ireland–(continued)
Total Produce PLC	3,600,000	$4,860,954
		19,717,203

Israel–0.81%
Israel Discount Bank–Class A(a)	1,600,000	3,070,973

Italy–2.59%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	650,910	9,870,399

Japan–4.85%
EXEDY Corp.	225,500	5,626,834
Nippon Ceramic Co., Ltd.	617,100	8,601,083
THK Co., Ltd.	196,800	4,254,353
		18,482,270

Netherlands–0.95%
Aalberts Industries N.V.	121,823	3,630,715

New Zealand–1.54%
Freightways Ltd.	1,492,274	5,864,756

Norway–2.49%
Bonheur ASA	313,995	2,563,323
Kongsberg Gruppen ASA	120,919	2,255,819
Prosafe S.E.	1,345,985	4,669,923
		9,489,065

Philippines–4.55%
Energy Development Corp.	61,851,350	10,256,681
First Gen Corp.	11,807,541	7,067,719
		17,324,400

Romania–3.29%
Banca Transilvania(a)	5,997,200	3,181,590
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	706,000	6,403,628
Transgaz SA Medias	46,200	2,958,660
		12,543,878

Switzerland–2.60%
Aryzta AG	48,034	2,368,561
Kuoni Reisen Holding AG	17,902	4,653,580
Tecan Group AG	24,182	2,896,977
		9,919,118

Thailand–2.64%
Major Cineplex Group PCL	6,056,300	6,047,520
Siam Commercial Bank PCL (The)	875,500	4,018,935
		10,066,455

Turkey–0.73%
Yazicilar Holding A.S.–Class A	358,400	2,774,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Small Company Fund

	Shares	Value
United Kingdom–18.79%
Clarkson PLC	142,000	$6,106,920
Halma PLC	380,929	4,566,111
HomeServe PLC	460,714	3,115,751
IG Group Holdings PLC	738,373	8,651,710
Informa PLC	708,290	6,088,521
Jupiter Fund Management PLC	873,948	6,120,506
Lancashire Holdings Ltd.	640,465	6,210,052
Micro Focus International PLC	575,649	12,293,344
Savills PLC	635,866	9,451,829
Tullett Prebon PLC	935,680	5,394,288
Ultra Electronics Holdings PLC	129,074	3,593,864
		71,592,896

	Shares	Value
United States–2.35%
Mitel Networks Corp.(a)	1,009,760	$8,959,113
Total Common Stocks & Other Equity Interests (Cost $306,495,081)		361,238,845

Money Market Funds–5.33%
Liquid Assets Portfolio–Institutional Class(c)	10,142,112	10,142,112
Premier Portfolio–Institutional Class(c)	10,142,112	10,142,112
Total Money Market Funds (Cost $20,284,224)		20,284,224
TOTAL INVESTMENTS–100.14% (Cost $326,779,305)		381,523,069
OTHER ASSETS LESS LIABILITIES–(0.14)%		(521,507)
NET ASSETS–100.00%		$381,001,562

Investment Abbreviations:

BDR	– Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of June 30, 2015 represented 1.16% of the Fund’s Net Assets. See Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets as of June 30, 2015

Industrials	20.2%
Financials	15.8
Information Technology	15.5
Energy	11.8
Consumer Discretionary	10.7
Health Care	7.4
Consumer Staples	6.0
Utilities	4.6
Materials	2.8
Money Market Funds Plus Other Assets Less Liabilities	5.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Small Company Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $302,122,447)	$356,827,959
Investments in affiliates, at value (Cost $24,656,858)	24,695,110
Total investments, at value (Cost $326,779,305)	381,523,069
Foreign currencies, at value (Cost $1,318,615)	1,307,364
Receivable for:
Investments sold	260,495
Fund shares sold	652,696
Dividends	738,911
Investment for trustee deferred compensation and retirement plans	124,445
Other assets	28,275
Total assets	384,635,255

Liabilities:
Payable for:
Investments purchased	1,463,483
Fund shares reacquired	529,070
Accrued foreign taxes	1,164,827
Accrued fees to affiliates	213,258
Accrued trustees’ and officers’ fees and benefits	5,297
Accrued other operating expenses	117,067
Trustee deferred compensation and retirement plans	140,691
Total liabilities	3,633,693
Net assets applicable to shares outstanding	$381,001,562

Net assets consist of:
Shares of beneficial interest	$298,282,217
Undistributed net investment income	2,742,912
Undistributed net realized gain	25,271,735
Net unrealized appreciation	54,704,698
$381,001,562

Net Assets:
Class A	$151,509,058
Class B	$2,206,516
Class C	$22,866,022
Class Y	$108,375,511
Class R5	$44,748,280
Class R6	$51,296,175

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,149,433
Class B	124,081
Class C	1,285,531
Class Y	5,816,012
Class R5	2,418,935
Class R6	2,771,675
Class A:
Net asset value per share	$18.59
Maximum offering price per share
(Net asset value of $18.59 ÷ 94.50%)	$19.67
Class B:
Net asset value and offering price per share	$17.78
Class C:
Net asset value and offering price per share	$17.79
Class Y:
Net asset value and offering price per share	$18.63
Class R5:
Net asset value and offering price per share	$18.50
Class R6:
Net asset value and offering price per share	$18.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Small Company Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $526,486)	$5,789,532
Dividends from affiliates	7,425
Total investment income	5,796,957

Expenses:
Advisory fees	1,880,680
Administrative services fees	59,148
Custodian fees	107,604
Distribution fees:
Class A	206,626
Class B	12,206
Class C	120,011
Transfer Agent Fees — A, B, C and Y	313,559
Transfer agent fees — R5	24,367
Transfer agent fees — R6	4,400
Trustees’ and officers’ fees and benefits	13,186
Other	107,330
Total expenses	2,849,117
Less: Fees waived and expense offset arrangement(s)	(19,760)
Net expenses	2,829,357
Net investment income	2,967,600

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,595,282
Foreign currencies	(1,044,488)
9,550,794
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $127,590)	(8,957,376)
Foreign currencies	648,946
(8,308,430)
Net realized and unrealized gain	1,242,364
Net increase in net assets resulting from operations	$4,209,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income	$2,967,600	$7,416,951
Net realized gain	9,550,794	51,942,777
Change in net unrealized appreciation (depreciation)	(8,308,430)	(84,893,699)
Net increase (decrease) in net assets resulting from operations	4,209,964	(25,533,971)

Distributions to shareholders from net investment income:
Class A	—	(2,620,259)
Class B	—	(16,009)
Class C	—	(150,436)
Class Y	—	(2,073,781)
Class R5	—	(1,181,254)
Class R6	—	(813,866)
Total distributions from net investment income	—	(6,855,605)

Distributions to shareholders from net realized gains:
Class A	—	(14,618,194)
Class B	—	(235,534)
Class C	—	(2,213,267)
Class Y	—	(9,413,978)
Class R5	—	(5,095,786)
Class R6	—	(3,317,308)
Total distributions from net realized gains	—	(34,894,067)

Share transactions–net:
Class A	(35,414,391)	(74,433,158)
Class B	(633,624)	(2,042,246)
Class C	(3,683,161)	(3,228,359)
Class Y	(15,174,721)	19,692,693
Class R5	(18,453,723)	(17,915,350)
Class R6	4,562,046	16,010,567
Net increase (decrease) in net assets resulting from share transactions	(68,797,574)	(61,915,853)
Net increase (decrease) in net assets	(64,587,610)	(129,199,496)

Net assets:
Beginning of period	445,589,172	574,788,668
End of period (includes undistributed net investment income of $2,742,912 and $(224,688), respectively)	$381,001,562	$445,589,172

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective

9                         Invesco International Small Company Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the close of business on January 29, 2010, the Fund limited public sales of its shares to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco International Small Company Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco International Small Company Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $19,289.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco International Small Company Fund

proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $1,577 in front-end sales commissions from the sale of Class A shares and $8, $1,219 and $32 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2015, there were transfers from Level 1 to Level 2 of $29,400,917 and from Level 2 to Level 1 of $51,617,972, due to foreign fair value adjustments. Additionally, there were transfers from Level 1 to Level 3 of $3,104,799, due to security not trading in an active market.

	Level 1	Level 2	Level 3	Total
Brazil	$33,292,486	$—	$—	$33,292,486
Canada	64,689,904	—	—	64,689,904
Egypt	5,415,613	—	—	5,415,613
France	21,730,977	—	—	21,730,977
Germany	19,584,609	—	—	19,584,609
Greece	—	—	3,104,799	3,104,799
Hong Kong	10,114,498	—	—	10,114,498
Ireland	19,717,203	—	—	19,717,203
Israel	3,070,973	—	—	3,070,973
Italy	9,870,399	—	—	9,870,399
Japan	12,855,436	5,626,834	—	18,482,270
Netherlands	—	3,630,715	—	3,630,715
New Zealand	5,864,756	—	—	5,864,756
Norway	7,233,246	2,255,819	—	9,489,065
Philippines	17,324,400	—	—	17,324,400
Romania	12,543,878	—	—	12,543,878
Switzerland	5,265,538	4,653,580	—	9,919,118
Thailand	6,047,520	4,018,935	—	10,066,455
Turkey	2,774,718	—	—	2,774,718
United Kingdom	33,783,158	37,809,738	—	71,592,896
United States	29,243,337	—	—	29,243,337
	$320,422,649	$57,995,621	$3,104,799	$381,523,069

NOTE 4—Investments in Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended June 30, 2015.

	Value 12/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 06/30/15	Interest/ Dividend Income
Precia S.A.	$4,531,073	$—	$—	$(120,187)	$—	$4,410,886	$—

13                         Invesco International Small Company Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $471.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $24,336,335 and $68,322,967, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$98,114,839
Aggregate unrealized (depreciation) of investment securities	(44,942,265)
Net unrealized appreciation of investment securities	$53,172,574

Cost of investments for tax purposes is $328,350,495.

14                         Invesco International Small Company Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	343,359	$6,306,715	1,238,175	$26,516,415
Class B	1,286	22,597	2,506	53,233
Class C	23,918	420,578	48,001	997,971
Class Y	890,397	16,152,344	3,490,086	75,061,635
Class R5	294,651	5,361,831	713,883	15,353,206
Class R6	487,241	8,796,858	966,227	20,122,692

Issued as reinvestment of dividends:
Class A	—	—	896,718	16,060,218
Class B	—	—	14,041	241,642
Class C	—	—	129,428	2,227,461
Class Y	—	—	518,396	9,294,840
Class R5	—	—	296,575	5,276,064
Class R6	—	—	232,219	4,131,173

Automatic conversion of Class B shares to Class A shares:
Class A	17,765	327,458	57,799	1,245,152
Class B	(18,534)	(327,458)	(60,258)	(1,245,152)

Reacquired:
Class A	(2,289,097)	(42,048,564)	(5,504,576)	(118,254,943)
Class B	(18,768)	(328,763)	(53,372)	(1,091,969)
Class C	(236,112)	(4,103,739)	(323,368)	(6,453,791)
Class Y	(1,695,721)	(31,327,065)	(3,101,106)	(64,663,782)
Class R5	(1,326,115)	(23,815,554)	(1,857,030)	(38,544,620)
Class R6	(230,042)	(4,234,812)	(405,204)	(8,243,298)
Net increase (decrease) in share activity	(3,755,772)	$(68,797,574)	(2,700,860)	$(61,915,853)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco International Small Company Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/15	$18.40	$0.12	$0.07	$0.19	$—	$—	$—	$18.59	1.03%	$151,509	1.51	%(e)	1.52	%(e)	1.34	%(e)	6%
Year ended 12/31/14	21.34	0.28	(1.40)	(1.12)	(0.28)	(1.54)	(1.82)	18.40	(5.01)	185,380	1.45		1.46		1.31		20
Year ended 12/31/13	20.81	0.29	1.64	1.93	(0.31)	(1.09)	(1.40)	21.34	9.50	285,785	1.45		1.47		1.37		17
Year ended 12/31/12	17.93	0.18	2.74	2.92	(0.04)	—	(0.04)	20.81	16.31	295,767	1.50		1.51		0.97		15
Year ended 12/31/11	18.75	0.19	(0.77)	(0.58)	(0.24)	—	(0.24)	17.93	(3.08)	311,409	1.49		1.50		1.02		18
Year ended 12/31/10	15.05	0.16	3.69	3.85	(0.15)	—	(0.15)	18.75	25.60	382,960	1.57		1.58		1.01		20
Class B
Six months ended 06/30/15	17.66	0.05	0.07	0.12	—	—	—	17.78	0.68	2,207	2.26	(e)	2.27	(e)	0.59	(e)	6
Year ended 12/31/14	20.54	0.12	(1.35)	(1.23)	(0.11)	(1.54)	(1.65)	17.66	(5.78)	2,828	2.20		2.21		0.56		20
Year ended 12/31/13	20.03	0.12	1.58	1.70	(0.10)	(1.09)	(1.19)	20.54	8.71	5,282	2.20		2.22		0.62		17
Year ended 12/31/12	17.36	0.04	2.64	2.68	(0.01)	—	(0.01)	20.03	15.44	10,352	2.25		2.26		0.22		15
Year ended 12/31/11	18.14	0.05	(0.74)	(0.69)	(0.09)	—	(0.09)	17.36	(3.83)	17,296	2.24		2.25		0.27		18
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	25,086	2.32		2.33		0.26		20
Class C
Six months ended 06/30/15	17.67	0.05	0.07	0.12	—	—	—	17.79	0.68	22,866	2.26	(e)	2.27	(e)	0.59	(e)	6
Year ended 12/31/14	20.54	0.12	(1.34)	(1.22)	(0.11)	(1.54)	(1.65)	17.67	(5.73)	26,458	2.20		2.21		0.56		20
Year ended 12/31/13	20.03	0.12	1.58	1.70	(0.10)	(1.09)	(1.19)	20.54	8.71	33,764	2.20		2.22		0.62		17
Year ended 12/31/12	17.37	0.04	2.63	2.67	(0.01)	—	(0.01)	20.03	15.38	36,136	2.25		2.26		0.22		15
Year ended 12/31/11	18.14	0.05	(0.73)	(0.68)	(0.09)	—	(0.09)	17.37	(3.77)	38,311	2.24		2.25		0.27		18
Year ended 12/31/10	14.57	0.04	3.55	3.59	(0.02)	—	(0.02)	18.14	24.65	49,484	2.32		2.33		0.26		20
Class Y
Six months ended 06/30/15	18.42	0.15	0.06	0.21	—	—	—	18.63	1.14	108,376	1.26	(e)	1.27	(e)	1.59	(e)	6
Year ended 12/31/14	21.38	0.34	(1.42)	(1.08)	(0.34)	(1.54)	(1.88)	18.42	(4.79)	121,933	1.20		1.21		1.56		20
Year ended 12/31/13	20.84	0.35	1.65	2.00	(0.37)	(1.09)	(1.46)	21.38	9.82	122,163	1.20		1.22		1.62		17
Year ended 12/31/12	17.97	0.23	2.73	2.96	(0.09)	—	(0.09)	20.84	16.51	90,843	1.25		1.26		1.22		15
Year ended 12/31/11	18.79	0.24	(0.77)	(0.53)	(0.29)	—	(0.29)	17.97	(2.79)	52,959	1.24		1.25		1.27		18
Year ended 12/31/10	15.08	0.20	3.70	3.90	(0.19)	—	(0.19)	18.79	25.89	31,780	1.32		1.33		1.26		20
Class R5
Six months ended 06/30/15	18.27	0.15	0.08	0.23	—	—	—	18.50	1.26	44,748	1.16	(e)	1.17	(e)	1.69	(e)	6
Year ended 12/31/14	21.23	0.35	(1.41)	(1.06)	(0.36)	(1.54)	(1.90)	18.27	(4.74)	63,044	1.13		1.14		1.63		20
Year ended 12/31/13	20.71	0.36	1.63	1.99	(0.38)	(1.09)	(1.47)	21.23	9.88	91,240	1.13		1.15		1.69		17
Year ended 12/31/12	17.85	0.25	2.72	2.97	(0.11)	—	(0.11)	20.71	16.66	79,911	1.13		1.14		1.34		15
Year ended 12/31/11	18.67	0.26	(0.76)	(0.50)	(0.32)	—	(0.32)	17.85	(2.66)	70,976	1.11		1.12		1.40		18
Year ended 12/31/10	14.98	0.24	3.68	3.92	(0.23)	—	(0.23)	18.67	26.20	61,396	1.10		1.11		1.48		20
Class R6
Six months ended 06/30/15	18.27	0.16	0.08	0.24	—	—	—	18.51	1.31	51,296	1.07	(e)	1.08	(e)	1.78	(e)	6
Year ended 12/31/14	21.24	0.37	(1.42)	(1.05)	(0.38)	(1.54)	(1.92)	18.27	(4.68)	45,946	1.04		1.05		1.72		20
Year ended 12/31/13	20.72	0.38	1.63	2.01	(0.40)	(1.09)	(1.49)	21.24	9.97	36,554	1.04		1.06		1.78		17
Year ended 12/31/12(f)	19.66	0.08	1.09	1.17	(0.11)	—	(0.11)	20.72	5.99	18,039	1.04	(g)	1.06	(g)	1.42	(g)	15

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $166,670, $2,461, $24,201, $117,924, $49,088 and $49,549 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,010.30	$7.53	$1,017.31	$7.55	1.51%
B	1,000.00	1,006.80	11.25	1,013.59	11.28	2.26
C	1,000.00	1,006.80	11.25	1,013.59	11.28	2.26
Y	1,000.00	1,012.50	6.29	1,018.55	6.31	1.26
R5	1,000.00	1,012.60	5.79	1,019.04	5.81	1.16
R6	1,000.00	1,013.10	5.34	1,019.49	5.36	1.07

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Small Company Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Small/Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds.). The Board noted that

18                         Invesco International Small Company Fund

performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers affirmed the investment process and noted that one year performance had affected both the one year and three year performance and resulting largely from the Fund being overweight in energy and Canada and underweight to Japan. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco

Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

19                         Invesco International Small Company Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                        ISC-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2015

Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ■ B: SMEBX ■ C: SMECX ■ R: SMERX ■ Y: SMEYX ■ R5: SMEIX ■ R6: SMEFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/14 to 6/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.47%
Class B Shares	5.11
Class C Shares	5.03
Class R Shares	5.31
Class Y Shares	5.62
Class R5 Shares	5.73
Class R6 Shares	5.77
S&P 500 Index▼ (Broad Market Index)	1.23
Russell 2000 Index▼ (Style-Specific Index)	4.75
Lipper Small-Cap Core Funds Index■ (Peer Group Index)	3.63
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.04%, 0.87% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase.

Average Annual Total Returns
As of 6/30/15, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	7.37%
10 Years	8.17
5 Years	15.32
1 Year	1.94
Class B Shares
Inception (8/31/00)	7.37%
10 Years	8.14
5 Years	15.55
1 Year	2.50
Class C Shares
Inception (8/31/00)	7.00%
10 Years	7.98
5 Years	15.76
1 Year	6.09
Class R Shares
Inception (6/3/02)	8.14%
10 Years	8.52
5 Years	16.33
1 Year	7.56
Class Y Shares
10 Years	8.98%
5 Years	16.93
1 Year	8.12
Class R5 Shares
Inception (4/29/05)	10.11%
10 Years	9.34
5 Years	17.15
1 Year	8.30
Class R6 Shares
10 Years	8.93%
5 Years	16.95
1 Year	8.40

Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2 Invesco Small Cap Equity Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                             Invesco Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.03%
Air Freight & Logistics–0.95%
Forward Air Corp.	265,675	$13,884,175

Alternative Carriers–0.95%
Iridium Communications Inc.(b)(c)	1,527,960	13,889,156

Apparel, Accessories & Luxury Goods–1.11%
Columbia Sportswear Co.	269,872	16,316,461

Application Software–5.03%
Blackbaud, Inc.	290,751	16,558,270
Bottomline Technologies (de), Inc.(c)	393,451	10,941,872
MicroStrategy Inc.–Class A(c)	100,461	17,086,407
SS&C Technologies Holdings, Inc.	234,064	14,629,000
Verint Systems Inc.(c)	240,243	14,593,561
		73,809,110

Asset Management & Custody Banks–1.18%
Janus Capital Group Inc.	1,007,067	17,240,987

Automotive Retail–1.00%
Penske Automotive Group, Inc.	281,272	14,657,084

Biotechnology–1.40%
AMAG Pharmaceuticals, Inc.(c)	297,587	20,551,358

Broadcasting–0.95%
Nexstar Broadcasting Group, Inc.–Class A	249,641	13,979,896

Building Products–2.46%
Apogee Enterprises, Inc.	386,867	20,364,679
Trex Co., Inc.(c)	316,181	15,628,827
		35,993,506

Communications Equipment–1.61%
ARRIS Group Inc.(c)	478,243	14,634,236
Finisar Corp.(c)	499,367	8,923,688
		23,557,924

Construction & Engineering–2.09%
Dycom Industries, Inc.(c)	362,239	21,317,765
Primoris Services Corp.	471,970	9,345,006
		30,662,771

Construction Materials–0.86%
Eagle Materials Inc.	164,692	12,570,940

Data Processing & Outsourced Services–2.06%
DST Systems, Inc.	132,957	16,749,923
Jack Henry & Associates, Inc.	208,379	13,482,121
		30,232,044

Diversified REIT’s–0.95%
Cousins Properties, Inc.	1,344,700	13,957,986

Diversified Support Services–1.02%
Mobile Mini, Inc.	356,214	14,975,237

	Shares	Value
Electrical Components & Equipment–1.24%
EnerSys	258,735	$18,186,483

Electronic Components–0.98%
Belden Inc.	176,972	14,375,436

Environmental & Facilities Services–1.77%
Team, Inc.(c)	290,238	11,682,079
Waste Connections, Inc.	302,250	14,242,020
		25,924,099

Gas Utilities–0.52%
UGI Corp.	219,810	7,572,455

Health Care Equipment–3.77%
Analogic Corp.	169,177	13,348,065
Globus Medical, Inc.–Class A(c)	552,433	14,180,955
Hill-Rom Holdings, Inc.	304,006	16,516,646
Wright Medical Group, Inc.(c)	428,359	11,248,708
		55,294,374

Health Care Facilities–2.17%
Community Health Systems Inc.(c)	231,204	14,558,916
LifePoint Health, Inc.(c)	197,934	17,210,361
		31,769,277

Health Care Services–1.07%
Team Health Holdings, Inc.(c)	239,060	15,617,790

Health Care Supplies–1.63%
Alere, Inc.(c)	385,472	20,333,648
Haemonetics Corp.(c)	86,556	3,579,956
		23,913,604

Health Care Technology–0.73%
HMS Holdings Corp.(c)	623,881	10,712,037

Home Furnishings–0.85%
La-Z-Boy Inc.	474,438	12,496,697

Homebuilding–0.84%
Beazer Homes USA, Inc.(c)	618,983	12,348,711

Homefurnishing Retail–0.41%
Pier 1 Imports, Inc.(b)	470,495	5,942,352

Hotel and Resort REIT’s–0.82%
LaSalle Hotel Properties	337,496	11,967,608

Household Appliances–1.11%
Helen of Troy Ltd.(c)	166,803	16,261,624

Industrial Machinery–2.56%
Albany International Corp.–Class A	372,422	14,822,396
Rexnord Corp.(c)	458,026	10,951,402
Watts Water Technologies, Inc.–Class A	227,323	11,786,697
		37,560,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Small Cap Equity Fund

	Shares	Value
Internet Software & Services–0.32%
SciQuest, Inc.(c)	316,764	$4,691,275

Investment Banking & Brokerage–2.29%
E*TRADE Financial Corp.(c)	672,262	20,134,247
Evercore Partners Inc.–Class A	247,992	13,381,648
		33,515,895

IT Consulting & Other Services–1.96%
CACI International Inc.–Class A(c)	166,985	13,507,417
Luxoft Holding, Inc.(c)	268,371	15,176,380
		28,683,797

Leisure Facilities–0.56%
Vail Resorts, Inc.	75,229	8,215,007

Life & Health Insurance–1.01%
StanCorp Financial Group, Inc.	195,683	14,795,592

Life Sciences Tools & Services–3.01%
Affymetrix, Inc.(b)(c)	1,500,870	16,389,501
Bio-Techne Corp.	146,266	14,402,813
Charles River Laboratories International, Inc.(c)	188,760	13,277,378
		44,069,692

Multi-Line Insurance–1.00%
American Financial Group, Inc.	225,843	14,688,829

Office Services & Supplies–0.80%
Pitney Bowes Inc.	560,040	11,654,432

Oil & Gas Drilling–0.70%
Precision Drilling Corp. (Canada)	1,535,936	10,321,490

Oil & Gas Equipment & Services–1.35%
Forum Energy Technologies Inc.(c)	662,475	13,434,993
Helix Energy Solutions Group Inc.(c)	503,026	6,353,218
		19,788,211

Oil & Gas Exploration & Production–0.46%
Ultra Petroleum Corp.(b)(c)	543,283	6,801,903

Oil & Gas Storage & Transportation–1.95%
Scorpio Tankers Inc. (Monaco)	1,423,642	14,364,548
SemGroup Corp.–Class A	178,404	14,179,550
		28,544,098

Packaged Foods & Meats–1.87%
Pinnacle Foods Inc.	372,809	16,977,722
TreeHouse Foods, Inc.(c)	129,147	10,464,781
		27,442,503

Paper Packaging–1.43%
Graphic Packaging Holding Co.	1,508,386	21,011,817

Pharmaceuticals–1.87%
Impax Laboratories, Inc.(c)	391,366	17,971,527
Phibro Animal Health Corp.–Class A	242,414	9,439,601
		27,411,128

	Shares	Value
Real Estate Services–2.16%
Jones Lang LaSalle Inc.	108,340	$18,526,140
Kennedy-Wilson Holdings Inc.	532,336	13,090,142
		31,616,282

Regional Banks–9.58%
Bank of the Ozarks, Inc.	355,506	16,264,399
BankUnited, Inc.	417,279	14,992,834
East West Bancorp, Inc.	376,369	16,868,859
Glacier Bancorp, Inc.	513,229	15,099,197
IBERIABANK Corp.	200,742	13,696,627
PacWest Bancorp	292,987	13,700,072
PrivateBancorp, Inc.	397,652	15,834,503
Synovus Financial Corp.	499,386	15,391,077
Western Alliance Bancorp(c)	552,308	18,645,918
		140,493,486

Restaurants–5.19%
Brinker International, Inc.	253,013	14,586,199
Cracker Barrel Old Country Store, Inc.(b)	102,474	15,285,022
Papa John’s International, Inc.	207,426	15,683,480
Red Robin Gourmet Burgers Inc.(c)	183,627	15,758,869
Sonic Corp.	511,659	14,735,779
		76,049,349

Semiconductor Equipment–1.01%
Entegris Inc.(c)	1,014,002	14,774,009

Semiconductors–3.28%
Fairchild Semiconductor International, Inc.(c)	690,897	12,007,790
Intersil Corp.–Class A	923,249	11,549,845
Microsemi Corp.(c)	416,091	14,542,381
Power Integrations, Inc.	222,480	10,051,646
		48,151,662

Specialized REIT’s–0.76%
Geo Group Inc. (The)	326,199	11,142,958

Specialty Chemicals–3.16%
Minerals Technologies Inc.	238,865	16,273,872
PolyOne Corp.	366,697	14,363,521
Sensient Technologies Corp.	230,528	15,754,284
		46,391,677

Specialty Stores–1.82%
GNC Holdings, Inc.–Class A	238,788	10,621,290
Michaels Cos., Inc. (The)(c)	597,232	16,071,513
		26,692,803

Steel–0.88%
Haynes International, Inc.	261,996	12,921,643

Technology Distributors–0.86%
Tech Data Corp.(c)	218,301	12,565,406

Technology Hardware, Storage & Peripherals–1.02%
Cray, Inc.(c)	509,162	15,025,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Equity Fund

	Shares	Value
Trucking–3.64%
Celadon Group, Inc.	562,706	$11,636,760
Heartland Express, Inc.	578,625	11,705,584
Landstar System, Inc.	206,054	13,778,831
Old Dominion Freight Line, Inc.(c)	235,967	16,188,516
		53,309,691
Total Common Stocks & Other Equity Interests (Cost $1,131,410,838)		1,436,991,683

Money Market Funds–2.44%
Liquid Assets Portfolio–Institutional Class(d)	17,885,881	17,885,881
Premier Portfolio–Institutional Class(d)	17,885,882	17,885,882
Total Money Market Funds (Cost $35,771,763)		35,771,763
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.47% (Cost $1,167,182,601)		1,472,763,446

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.29%
Liquid Assets Portfolio–Institutional Class (Cost $33,576,380)(d)(e)	33,576,380	$33,576,380
TOTAL INVESTMENTS–102.76% (Cost $1,200,758,981)		1,506,339,826
OTHER ASSETS LESS LIABILITIES–(2.76)%		(40,401,249)
NET ASSETS–100.00%		$1,465,938,577

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2015.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of June 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$33,054,636	$(33,054,636)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2015

Financials	19.7%
Industrials	17.5
Information Technology	17.2
Health Care	15.6
Consumer Discretionary	13.8
Materials	6.3
Energy	4.5
Consumer Staples	1.9
Telecommunication Services	1.0
Utilities	0.5
Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,131,410,838)*	$1,436,991,683
Investments in affiliated money market funds, at value and cost	69,348,143
Total investments, at value (Cost $1,200,758,981)	1,506,339,826
Receivable for:
Investments sold	3,575,834
Fund shares sold	4,019,163
Dividends	800,080
Investment for trustee deferred compensation and retirement plans	190,318
Other assets	53,787
Total assets	1,514,979,008

Liabilities:
Payable for:
Investments purchased	10,854,821
Fund shares reacquired	3,431,612
Collateral upon return of securities loaned	33,576,380
Accrued fees to affiliates	883,534
Accrued trustees’ and officers’ fees and benefits	7,741
Accrued other operating expenses	73,286
Trustee deferred compensation and retirement plans	213,057
Total liabilities	49,040,431
Net assets applicable to shares outstanding	$1,465,938,577

Net assets consist of:
Shares of beneficial interest	$1,074,302,586
Undistributed net investment income (loss)	(1,611,755)
Undistributed net realized gain	87,666,901
Net unrealized appreciation	305,580,845
$1,465,938,577

Net Assets:
Class A	$593,342,765
Class B	$7,076,554
Class C	$67,910,062
Class R	$96,870,240
Class Y	$405,697,453
Class R5	$172,719,236
Class R6	$122,322,267

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	37,115,751
Class B	521,118
Class C	5,002,974
Class R	6,343,210
Class Y	24,829,731
Class R5	10,060,382
Class R6	7,103,629
Class A:
Net asset value per share	$15.99
Maximum offering price per share
(Net asset value of $15.99 ÷ 94.50%)	$16.92
Class B:
Net asset value and offering price per share	$13.58
Class C:
Net asset value and offering price per share	$13.57
Class R:
Net asset value and offering price per share	$15.27
Class Y:
Net asset value and offering price per share	$16.34
Class R5:
Net asset value and offering price per share	$17.17
Class R6:
Net asset value and offering price per share	$17.22

*	At June 30, 2015, securities with an aggregate value of $33,054,636 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $8,836)	$6,474,980
Dividends from affiliated money market funds (includes securities lending income of $514,857)	524,203
Total investment income	6,999,183

Expenses:
Advisory fees	5,080,352
Administrative services fees	177,526
Custodian fees	17,843
Distribution fees:
Class A	717,921
Class B	39,021
Class C	328,479
Class R	246,294
Transfer agent fees — A, B, C, R and Y	1,501,788
Transfer agent fees — R5	84,692
Transfer agent fees — R6	3,310
Trustees’ and officers’ fees and benefits	19,210
Other	213,918
Total expenses	8,430,354
Less: Fees waived and expense offset arrangement(s)	(24,741)
Net expenses	8,405,613
Net investment income (loss)	(1,406,430)

Realized and unrealized gain from:
Net realized gain from investment securities	60,210,905
Change in net unrealized appreciation of investment securities	17,702,184
Net realized and unrealized gain	77,913,089
Net increase in net assets resulting from operations	$76,506,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2015 and the year ended December 31, 2014

(Unaudited)

	June 30, 2015	December 31, 2014
Operations:
Net investment income (loss)	$(1,406,430)	$(5,318,610)
Net realized gain	60,210,905	189,888,858
Change in net unrealized appreciation (depreciation)	17,702,184	(155,395,571)
Net increase in net assets resulting from operations	76,506,659	29,174,677

Distributions to shareholders from net realized gains:
Class A	—	(70,077,121)
Class B	—	(1,254,714)
Class C	—	(9,171,705)
Class R	—	(12,728,773)
Class Y	—	(42,837,100)
Class R5	—	(20,382,058)
Class R6	—	(13,188,999)
Total distributions from net realized gains	—	(169,640,470)

Share transactions–net:
Class A	1,625,058	33,648,615
Class B	(1,943,824)	(2,855,674)
Class C	300,965	321,713
Class R	(7,561,663)	(3,329,410)
Class Y	30,552,079	117,968,798
Class R5	(5,588,248)	(14,817,942)
Class R6	612,532	5,408,965
Net increase in net assets resulting from share transactions	17,996,899	136,345,065
Net increase (decrease) in net assets	94,503,558	(4,120,728)

Net assets:
Beginning of period	1,371,435,019	1,375,555,747
End of period (includes undistributed net investment income (loss) of $(1,611,755) and $(205,325), respectively)	$1,465,938,577	$1,371,435,019

Notes to Financial Statements

June 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

9                         Invesco Small Cap Equity Fund

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer

10                         Invesco Small Cap Equity Fund

derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

11                         Invesco Small Cap Equity Fund

For the six months ended June 30, 2015, the effective advisory fees incurred by the Fund was 0.72%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2015, the Adviser waived advisory fees of $23,110.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2015, IDI advised the Fund that IDI retained $152,993 in front-end sales commissions from the sale of Class A shares and $728, $2,333 and $743 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12                         Invesco Small Cap Equity Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2015, the Fund engaged in securities purchases of $1,655,325.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,631.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2015 was $251,086,547 and $235,739,721, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$363,615,229
Aggregate unrealized (depreciation) of investment securities	(58,414,698)
Net unrealized appreciation of investment securities	$305,200,531

Cost of investments for tax purposes is $1,201,139,295.

13                         Invesco Small Cap Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2015(a)		Year ended December 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	4,383,813	$68,678,436	7,248,232	$119,565,830
Class B	12,827	170,665	37,136	538,103
Class C	508,579	6,774,423	667,763	9,633,692
Class R	634,515	9,420,905	1,409,390	22,402,001
Class Y	4,330,743	68,787,010	8,236,349	137,925,903
Class R5	1,100,193	18,397,912	2,259,682	39,846,828
Class R6	740,853	12,332,013	823,331	14,220,016

Issued as reinvestment of dividends:
Class A	—	—	4,542,055	66,404,858
Class B	—	—	98,468	1,227,899
Class C	—	—	699,736	8,718,642
Class R	—	—	910,262	12,725,459
Class Y	—	—	2,612,812	38,983,158
Class R5	—	—	1,283,984	20,107,195
Class R6	—	—	840,063	13,188,999

Automatic conversion of Class B shares to Class A shares:
Class A	88,807	1,394,150	166,217	2,743,502
Class B	(104,380)	(1,394,150)	(190,299)	(2,743,502)

Reacquired:
Class A	(4,387,522)	(68,447,528)	(9,440,417)	(155,065,575)
Class B	(54,711)	(720,339)	(130,400)	(1,878,174)
Class C	(487,259)	(6,473,458)	(1,255,947)	(18,030,621)
Class R	(1,137,196)	(16,982,568)	(2,429,002)	(38,456,870)
Class Y	(2,389,494)	(38,234,931)	(3,541,971)	(58,940,263)
Class R5	(1,436,568)	(23,986,160)	(4,300,633)	(74,771,965)
Class R6	(698,021)	(11,719,481)	(1,243,021)	(22,000,050)
Net increase in share activity	1,105,179	$17,996,899	9,303,790	$136,345,065

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

14                         Invesco Small Cap Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/15	$15.16	$(0.02)		$0.85	$0.83	$—	$15.99	5.47%	$593,343	1.30	%(d)	1.30	%(d)	(0.31	)%(d)	17%
Year ended 12/31/14	17.00	(0.08)		0.37	0.29	(2.13)	15.16	2.17	561,244	1.29		1.29		(0.49)		45
Year ended 12/31/13	13.24	(0.06)		4.87	4.81	(1.05)	17.00	36.68	586,779	1.29		1.29		(0.38)		28
Year ended 12/31/12	12.19	(0.03	)(e)	1.66	1.63	(0.58)	13.24	13.50	397,305	1.34		1.34		(0.21	)(e)	39
Year ended 12/31/11	12.24	(0.07)		0.02	(0.05)	—	12.19	(0.41)	369,938	1.35		1.35		(0.59)		42
Year ended 12/31/10	9.52	(0.04)		2.76	2.72	—	12.24	28.57	364,210	1.38		1.38		(0.41)		36
Class B
Six months ended 06/30/15	12.92	(0.07)		0.73	0.66	—	13.58	5.11	7,077	2.05	(d)	2.05	(d)	(1.06	)(d)	17
Year ended 12/31/14	14.92	(0.18)		0.31	0.13	(2.13)	12.92	1.39	8,624	2.04		2.04		(1.24)		45
Year ended 12/31/13	11.81	(0.15)		4.31	4.16	(1.05)	14.92	35.61	12,723	2.04		2.04		(1.13)		28
Year ended 12/31/12	11.01	(0.11	)(e)	1.49	1.38	(0.58)	11.81	12.68	12,620	2.09		2.09		(0.96	)(e)	39
Year ended 12/31/11	11.14	(0.15)		0.02	(0.13)	—	11.01	(1.17)	17,635	2.10		2.10		(1.34)		42
Year ended 12/31/10	8.73	(0.11)		2.52	2.41	—	11.14	27.61	31,908	2.13		2.13		(1.16)		36
Class C
Six months ended 06/30/15	12.92	(0.07)		0.72	0.65	—	13.57	5.03	67,910	2.05	(d)	2.05	(d)	(1.06	)(d)	17
Year ended 12/31/14	14.92	(0.18)		0.31	0.13	(2.13)	12.92	1.40	64,348	2.04		2.04		(1.24)		45
Year ended 12/31/13	11.81	(0.15)		4.31	4.16	(1.05)	14.92	35.62	72,662	2.04		2.04		(1.13)		28
Year ended 12/31/12	11.00	(0.11	)(e)	1.50	1.39	(0.58)	11.81	12.78	49,995	2.09		2.09		(0.96	)(e)	39
Year ended 12/31/11	11.14	(0.15)		0.01	(0.14)	—	11.00	(1.26)	48,204	2.10		2.10		(1.34)		42
Year ended 12/31/10	8.72	(0.11)		2.53	2.42	—	11.14	27.75	46,838	2.13		2.13		(1.16)		36
Class R
Six months ended 06/30/15	14.50	(0.04)		0.81	0.77	—	15.27	5.31	96,870	1.55	(d)	1.55	(d)	(0.56	)(d)	17
Year ended 12/31/14	16.40	(0.12)		0.35	0.23	(2.13)	14.50	1.89	99,241	1.54		1.54		(0.74)		45
Year ended 12/31/13	12.83	(0.09)		4.71	4.62	(1.05)	16.40	36.38	114,041	1.54		1.54		(0.63)		28
Year ended 12/31/12	11.85	(0.06	)(e)	1.62	1.56	(0.58)	12.83	13.30	80,486	1.59		1.59		(0.46	)(e)	39
Year ended 12/31/11	11.94	(0.10)		0.01	(0.09)	—	11.85	(0.75)	77,904	1.60		1.60		(0.84)		42
Year ended 12/31/10	9.30	(0.07)		2.71	2.64	—	11.94	28.39	76,136	1.63		1.63		(0.66)		36
Class Y
Six months ended 06/30/15	15.47	(0.00)		0.87	0.87	—	16.34	5.62	405,697	1.05	(d)	1.05	(d)	(0.06	)(d)	17
Year ended 12/31/14	17.27	(0.04)		0.37	0.33	(2.13)	15.47	2.36	354,121	1.04		1.04		(0.24)		45
Year ended 12/31/13	13.40	(0.02)		4.94	4.92	(1.05)	17.27	37.07	269,044	1.04		1.04		(0.13)		28
Year ended 12/31/12	12.30	0.01	(e)	1.67	1.68	(0.58)	13.40	13.79	107,440	1.09		1.09		0.04	(e)	39
Year ended 12/31/11	12.32	(0.04)		0.02	(0.02)	—	12.30	(0.16)	60,049	1.10		1.10		(0.34)		42
Year ended 12/31/10	9.56	(0.02)		2.78	2.76	—	12.32	28.87	25,875	1.13		1.13		(0.16)		36
Class R5
Six months ended 06/30/15	16.24	0.01		0.92	0.93	—	17.17	5.73	172,719	0.88	(d)	0.88	(d)	0.11	(d)	17
Year ended 12/31/14	17.99	(0.01)		0.39	0.38	(2.13)	16.24	2.55	168,876	0.87		0.87		(0.07)		45
Year ended 12/31/13	13.91	0.01		5.12	5.13	(1.05)	17.99	37.22	200,674	0.88		0.88		0.03		28
Year ended 12/31/12	12.72	0.03	(e)	1.74	1.77	(0.58)	13.91	14.04	140,110	0.88		0.88		0.25	(e)	39
Year ended 12/31/11	12.71	(0.01)		0.02	0.01	—	12.72	0.08	169,600	0.85		0.85		(0.09)		42
Year ended 12/31/10	9.83	0.01		2.87	2.88	—	12.71	29.30	121,641	0.89		0.89		0.08		36
Class R6
Six months ended 06/30/15	16.28	0.02		0.92	0.94	—	17.22	5.77	122,322	0.78	(d)	0.78	(d)	0.21	(d)	17
Year ended 12/31/14	18.02	0.00		0.39	0.39	(2.13)	16.28	2.60	114,981	0.78		0.78		0.02		45
Year ended 12/31/13	13.92	0.02		5.13	5.15	(1.05)	18.02	37.34	119,633	0.80		0.80		0.11		28
Year ended 12/31/12(f)	14.30	0.01	(e)	0.19	0.20	(0.58)	13.92	1.51	70,677	0.81	(g)	0.81	(g)	0.32	(e)(g)	39

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $579,096, $7,869, $66,240, $99,334, $384,493, $170,893 and $118,133 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.06) and (0.44)%, $(0.14) and (1.19)%, $(0.14) and (1.19)%, $(0.09) and (0.69)%, $(0.03) and (0.19)%, $0.00 and 0.02% and $0.00 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

15                         Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,054.70	$6.62	$1,018.35	$6.51	1.30%
B	1,000.00	1,051.10	10.43	1,014.63	10.24	2.05
C	1,000.00	1,050.30	10.42	1,014.63	10.24	2.05
R	1,000.00	1,053.10	7.89	1,017.11	7.75	1.55
Y	1,000.00	1,056.20	5.35	1,019.59	5.26	1.05
R5	1,000.00	1,057.30	4.49	1,020.43	4.41	0.88
R6	1,000.00	1,057.70	3.98	1,020.93	3.91	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2015 through June 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Funds Group (Invesco Funds Group) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the

17                         Invesco Small Cap Equity Fund

performance of the Index for the one and three year periods and above the performance of the Index for the five year period. Invesco Advisers noted that the larger capitalization and quality orientation of the Fund had performed as expected in the volatile, low quality market environment in 2009 and subsequent periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of three mutual funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services. The information received by the Board demonstrated that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients to support the difference in fees.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco Small Cap Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-01540 and 002-27334                        SCE-SAR-1                 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 8, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 8, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.